CONSOLIDATED STATEMENTS OF CASH FLOWS (parenthitical) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents, at Carrying Value	¥ 19,818	$ 3,110	¥ 18,096	¥ 19,900
Restricted cash	¥ 1,378	$ 216	¥ 1,319	¥ 1,800